Provisions - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions
Changes in business combination related provisions	$ (73.5)	$ (14.6)	$ (12.6)
Reversal of the established provision	84.6	13.5
Cash consideration paid	70.0	50.8
Provisions made	67.4	17.0
Expenses in support of the company's response to the COVID-19 pandemic	8.6
VoxPr
Provisions
Changes in business combination related provisions		2.2
Xavient Digital LLC
Provisions
Consideration held in escrow	5.0
Contingent consideration		5.2
CCC
Provisions
Cash consideration payable	873.0
Restructuring and integration-related costs	25.8
Lionbridge AI
Provisions
Cash consideration payable	939.5
Legal, transaction support and other fees	17.7
Written put options
Provisions
Reversal of the established provision	73.3	12.2
Provisions made		0.1
Written put options | Xavient Digital LLC
Provisions
Reversal of the established provision	73.3	10.0
Other
Provisions
Reversal of the established provision	10.3	1.3
Provisions made	$ 58.1	10.2
Other | Xavient Digital LLC
Provisions
Reversal of the established provision		1.3
Cash received from an escrow account		10.0
Provisions made		$ 10.0